Main consolidated entities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Schedule of principal operating entities based on contributions to revenue and reported EBITDA

Company		Country
Orange SA	Parent company	France
Main consolidated entities
France	% Interest	Country
Orange SA – Business Unit France	100.00	France
Orange Caraïbe	100.00	France
Générale de Téléphone	100.00	France
Spain	% Interest	Country
Orange Spain and its subsidiaries	100.00	Spain
European	% Interest	Country
Orange Belgium	52.91	Belgium
Orange Communications Luxembourg	52.91	Luxembourg
Orange Moldova	94.41	Moldova
Orange Polska and its subsidiaries	50.67	Poland
Orange Romania	99.20	Romania
Orange Slovensko	100.00	Slovakia
Africa & Middle-East	% Interest	Country
Orange Burkina Faso	85.81	Burkina Faso
Orange Cameroon	94.40	Cameroon
Orange RDC	100.00	Congo
Orange Côte d'Ivoire	72.52	Ivory Coast
Orange Egypt for Telecommunications and its subsidiaries	99.96	Egypt
Orange Guinée (1)	37.64	Guinea
Orange Bissau (1)	38.10	Guinea-Bissau
Jordan Telecom and its subsidiaries	51.00	Jordan
Orange Mali (1)	29.65	Mali
Médi Telecom	49.00	Morocco
Sonatel (1)	42.33	Senegal
Sonatel Mobile (1)	42.33	Senegal
Enterprise	% Interest	Country
Orange SA – Business Unit Entreprise	100.00	France
Globecast Holding and its subsidiaries	100.00	France
Orange Business Services SA and its subsidiaries	100.00	France
Business & Decision and its subsidiaries	93.62	France
Basefarm and its subsidiaries	100.00	Norway
Orange Business Services Participations and its subsidiaries	100.00	United Kingdom
SecureData and its subsidiaries	100.00	United Kingdom
SecureLink and its subsidiaries	100.00	Netherlands
International Carriers & Shared Services	% Interest	Country
Orange SA - Business Unit IC&SS	100.00	France
FT IMMO H	100.00	France
Orange Marine	100.00	France
Orange Studio	100.00	France
OCS	66.67	France
Orange Brand Services	100.00	United Kingdom
Orange Bank	% Interest	Country
Orange Bank	65.00	France

(1)	Orange SA controls Sonatel and its subsidiaries, which are fully consolidated, under the terms of the shareholders' agreement as supplemented by the Strategic Committee Charter dated July 13, 2005 (Orange SA owns and controls 100% of Orange MEA, which owns and controls 42.33% of Sonatel Group).